Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Total lease cost	$ 10,401	$ 10,431
Right-of-use assets obtained in exchange for lease obligations	$ 5,000	7,000
Weighted average remaining lease term	5 years 8 months 23 days		5 years 11 months 15 days
Weighted average discount rate	3.84%		4.04%
Operating lease liabilities, current	$ 35,200		$ 36,300
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 111,329	117,100	$ 117,122
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	8,700	8,900
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 1,700	$ 1,500